Employee Benefit Plan, Description of Plan (Details) - EBP 001 [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Hours	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Requisite Service Period	1 year
EBP, Requisite Service Period, Hours | Hours	1,000
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	1.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	50
EBP, Forfeited Nonvested Account	5,000	$ 5,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 5,000
Minimum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	2.00%
Note Receivable From Participant, Term	1 year
Maximum
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%
Note Receivable From Participant, Term	4 years
First 1%
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	150.00%
Between 2% to 5%
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%